Prepaid expenses, and other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses Deposits And Other Assets Tables [Abstract]
Schedule of Prepaid expenses, and other receivables and assets

	As at
	December 31, 2022	December 31, 2021
Prepaid expenses	2,499	1,849
Accounts receivable	2,347	2,112
Brokerage firm receivables	4,804	3,276
Deposits and other receivables and assets	2,741	3,065

Total	12,391	10,302